INVESTMENTS IN SUBSIDIARIES - Summarized statement of financial position (Details) - USD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Statement of financial position
Property and equipment	$ 4,932		$ 6,237	[1]	$ 6,719
Intangible assets	1,854		2,168	[1]	2,257
Other non-current assets	193		263	[1]
Cash and cash equivalents	1,808		1,314	[1]
Other current assets	479		648	[1]
Financial liabilities	(7,856)		(11,630)
Total equity	(2,779)	$ (3,947)	(3,890)	[1],[2]	$ (6,043)	$ (3,894)
Equity holders of the parent	3,670		4,331	[1]
Non-controlling interests	(891)		(441)	[1]
Kar-Tel
Statement of financial position
Property and equipment	192		184
Intangible assets	69		92
Other non-current assets	177		204
Trade and other receivables	13		22
Cash and cash equivalents	29		14
Other current assets	15		74
Provisions	(4)		(5)
Other liabilities	(85)		(84)
Total equity	406		501
Equity holders of the parent	178		249
Non-controlling interests	228		252
Sky Mobile
Statement of financial position
Property and equipment	76		79
Intangible assets	10		12
Other non-current assets	55		131
Trade and other receivables	3		6
Cash and cash equivalents	43		32
Other current assets	12		12
Provisions	(2)		(4)
Other liabilities	(19)		(22)
Total equity	178		246
Equity holders of the parent	45		79
Non-controlling interests	133		167
GTH
Statement of financial position
Property and equipment	1,652		2,166
Intangible assets	1,042		1,324
Other non-current assets	1,766		2,094
Trade and other receivables	263		260
Cash and cash equivalents	420		385
Other current assets	317		363
Financial liabilities	(2,938)		(3,072)
Provisions	(312)		(348)
Other liabilities	(1,690)		(1,865)
Total equity	520		1,307
Equity holders of the parent	1,710		2,100
Non-controlling interests	(1,190)		(793)
OTA
Statement of financial position
Property and equipment	498		517
Intangible assets	214		291
Other non-current assets	1,178		1,361
Trade and other receivables	48		31
Cash and cash equivalents	53		125
Other current assets	88		66
Financial liabilities	(63)		(128)
Provisions	(25)		(31)
Other liabilities	(355)		(400)
Total equity	1,636		1,832
Equity holders of the parent	545		597
Non-controlling interests	$ 1,091		$ 1,235

[1]	* Prior year comparatives are restated following the retrospective reversal of reclassification of Deodar assets and liabilities as held for sale and retrospective recognition of depreciation charges in respect of Deodar (see Note 10).
[2]	* Prior year comparatives are restated following the retrospective recognition of depreciation charges in respect of Deodar (see Note 10).